Mar. 01, 2025
(AllianzIM U.S. Large Cap Buffer10 Jun ETF)
Investment Objective

The Fund seeks to match, at the end of the current Outcome Period, the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a specified upside Cap, while providing a Buffer against the first 10% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses. The current Outcome Period is from June 1, 2025 to May 31, 2026.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	(AllianzIM U.S. Large Cap Buffer10 Jun ETF) AllianzIM U.S. Large Cap Buffer10 Jun ETF
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.74%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
(AllianzIM U.S. Large Cap Buffer10 Jun ETF) | AllianzIM U.S. Large Cap Buffer10 Jun ETF | USD ($)	76	237	411	918

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from June 1 to May 31, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 10.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. large cap equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and to provide downside protection via the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 15.72% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 14.98%. The Buffer is 10.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 9.26%.

The Fund’s return will be reduced by the Fund’s unitary management fee and further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means it generally may invest a greater proportion of its assets in the securities of one or more issuers and may invest overall in a smaller number of issuers than a diversified fund.

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2025, the Underlying Index was comprised of 504 constituent securities, representing 500 companies, with a market capitalization range of between $7 billion and $3.5 trillion, and had significant exposure to the information technology sector. Accordingly, through its investments in FLEX Options that reference the Underlying ETF, the Fund had significant exposure to the information technology sector as of January 31, 2025.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 10.00% of losses experienced by the Underlying ETF’s share price.

•	If the Underlying ETF’s share price has decreased by more than 10.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 10.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 20%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 15.72%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of June 1, 2025 to May 31, 2026, each subsequent Outcome Period will be a one-year period from June 1 to May 31. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease for each Outcome Period. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period tied to the same Underlying ETF beginning after the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/JUNT.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/JUNT, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

Principal Risks
Performance

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Bar Chart and Table

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q1, 2024)	5.21%
Lowest (Q4, 2024)	2.18%

Average Annual Total Returns
Average Annual Returns - (AllianzIM U.S. Large Cap Buffer10 Jun ETF)		1 Year	Since Inception
AllianzIM U.S. Large Cap Buffer10 Jun ETF		16.18%	17.69%
After Taxes on Distributions | AllianzIM U.S. Large Cap Buffer10 Jun ETF		16.18%	17.69%
After Taxes on Distributions and Sale of Fund Shares | AllianzIM U.S. Large Cap Buffer10 Jun ETF		9.58%	13.62%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)	[1]	23.31%	24.05%
[1]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.